Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Cash and cash equivalents	R$ 1,682,606	R$ 838,484
Financial investments	3,699,694	2,426,752
Trade receivables	3,894,557	3,584,287
Accounts receivable from related parties	319,546	261,280
Inventories	10,818	86,008
Restricted cash	37,715	54,944
Recoverable taxes	800,811	494,647
Derivative financial instruments	67,440
Other assets	95,673	37,048
Total current assets	10,608,860	7,783,450
Noncurrent
Financial investments	769,057
Trade receivables	327,798	272,436
Accounts receivable from related parties	908,875	935,272
Escrow deposits	139,222	130,979
Deferred income tax and social contribution		98,076
Water and Basic Sanitation National Agency – ANA	1,993	2,673
Other assets	135,227	159,017
Investments	215,803	161,863
Investment properties	46,630	46,678
Contract assets	4,877,667	7,393,096
Financial asset (indemnity)	17,601,626
Intangible assets	44,771,124	44,012,858
Property, plant and equipment	561,548	474,559
Total noncurrent assets	70,356,570	53,687,507
Total assets	80,965,430	61,470,957
Current
Trade payables and contractors	766,609	456,215
Borrowings and financing	3,133,850	2,616,406
Labor and social obligations	1,286,193	807,440
Taxes and contributions	591,271	511,972
Dividends and interest on capital payable	2,275,890	837,391
Provisions	1,546,185	1,064,367
Services payable	1,438,507	750,732
Public-Private Partnership - PPP	452,323	487,926
Program Contract Commitments		21,969
Performance Agreements	287,109	634,501
Other liabilities	194,308	218,923
Total current liabilities	11,972,245	8,407,842
Noncurrent
Borrowings and financing	22,124,447	16,919,944
Deferred income tax and social contribution	2,661,891
Deferred PIS/Cofins	1,117,804	164,097
Provisions	895,495	762,065
Pension plan obligations	1,931,145	2,142,871
Public-Private Partnership - PPP	2,853,896	2,798,688
Program Contract Commitments		12,047
Performance agreements	137,441	168,298
Other liabilities	343,012	237,729
Total non-current liabilities	32,065,131	23,205,739
Total liabilities	44,037,376	31,613,581
Equity
Capital stock	15,000,000	15,000,000
Earnings reserves	21,647,715	14,711,014
Other comprehensive income	280,339	146,362
Total equity	36,928,054	29,857,376
Total Equity and Liabilities	R$ 80,965,430	R$ 61,470,957